Share Capital -Weighted Average Share Price Narrative (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Weighted average | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price of options exercised (in usd per share)	$ 29.49	$ 29.45